BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Basic and diluted earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share
The total number of ordinary shares related to the outstanding options excluded from the calculation of diluted loss per share was 1,057,680 for the year ended December 31, 2016. The 2015 Convertible Loan, the 2016 Convertible Loan, warrants and liability to issue preferred shares were not taken into account in the diluted loss per share calculation for the year ended December 31, 2016, as the conversion terms depend on future events.

	Year ended December 31,
	2018	2017	2016
	U.S. dollars (except for share numbers)

Loss attributable to equity holders of the Company	10,304,000	11,197,000	1,199,000
Income from change in fair value of financial liabilities at fair value	135,000	-	4,125,000
Loss used for the computation of diluted loss per share	10,439,000	11,197,000	5,324,000
Weighted average number of Ordinary Shares used in
the computation of basic loss per share	7,955,447	4,490,720	4,473,170
Add:
Weighted average number of additional shares issuable upon the assumed conversion/exercise of 2012 convertible loan, preferred shares and warrants to issue preferred shares and shares	27,955	-	2,283,190
Weighted average number of Ordinary Shares used in
the computation of diluted loss per share	7,983,402	4,490,720	6,756,360

Basic loss per Ordinary Share	1.30	2.49	0.27
Diluted loss per Ordinary Share	1.31	2.49	0.78